Acquired intellectual property and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Acquired Intellectual Property and Other Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

	Patents $	Acquired intellectual property and reacquired rights $	Total $
Year ended December 31, 2019
Opening net book value	558	12,058	12,616
Additions	17	—	17
Amortization for the year	(104)	(1,285)	(1,389)
Closing net book value	471	10,773	11,244
As at December 31, 2019
Cost	1,568	19,075	20,643
Accumulated amortization	(1,097)	(8,302)	(9,399)
Net book value	471	10,773	11,244

Year ended December 31, 2018
Opening net book value	773	13,343	14,116
Additions	45	—	45
Amortization for the year	(260)	(1,285)	(1,545)
Closing net book value	558	12,058	12,616
As at December 31, 2018
Cost	1,551	19,075	20,626
Accumulated amortization	(993)	(7,017)	(8,010)
Net book value	558	12,058	12,616